CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Cash flows from operating activities
Net income	$ 11,012,000	12,757,000,000	3,710,000,000	6,994,000,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,528,000	4,088,000,000	3,708,000,000	5,627,000,000
Allowance for accounts receivable and other receivables	881,000	1,021,000,000	426,000,000	186,000,000
Impairment loss on intangible assets	3,191,000	3,697,000,000	475,000,000	280,000,000
Provision for accrued severance benefits	506,000	586,000,000	234,000,000	436,000,000
Stock compensation expense				148,000,000
Equity loss on investments, net	209,000	242,000,000	345,000,000	1,424,000,000
Gain on disposition of available-for-sale investments			(335,000,000)
Loss (gain) on foreign currency transactions	(61,000)	(70,000,000)	400,000,000	59,000,000
Loss on disposition of property and equipment			108,000,000	3,000,000
Gain on loss of control in a subsidiary	(473,000)	(548,000,000)
Others	(29,000)	(33,000,000)	110,000,000	(36,000,000)
Changes in operating assets and liabilities:
Accounts receivable	1,240,000	1,437,000,000	1,213,000,000	265,000,000
Other assets	(5,168,000)	(5,987,000,000)	(170,000,000)	971,000,000
Accounts payable	(1,179,000)	(1,366,000,000)	(437,000,000)	(602,000,000)
Accrued expenses	386,000	447,000,000	(814,000,000)	(165,000,000)
Deferred revenue	(2,153,000)	(2,494,000,000)	(498,000,000)	1,440,000,000
Income tax payable	(314,000)	(364,000,000)	368,000,000	(503,000,000)
Deferred income taxes	(10,112,000)	(11,715,000,000)	(263,000,000)	86,000,000
Payment of severance benefits	(559,000)	(648,000,000)	(91,000,000)	(832,000,000)
Other liabilities	111,000	129,000,000	(101,000,000)	80,000,000
Net cash provided by operating activities	1,016,000	1,179,000,000	8,388,000,000	15,861,000,000
Cash flows from investing activities
Decrease (increase) in short-term financial instruments	(1,919,000)	(2,223,000,000)	3,500,000,000	(8,743,000,000)
Purchase of available-for-sale investments			(5,000,000,000)	(5,000,000,000)
Proceeds from disposal of available-for-sale investments	4,334,000	5,021,000,000	5,308,000,000
Increase in short-term loans receivables			(1,249,000,000)
Purchase of equity method investments			(495,000,000)	(229,000,000)
Purchase of property and equipment	(1,351,000)	(1,566,000,000)	(1,449,000,000)	(627,000,000)
Proceeds from disposal of property and equipment	2,000	2,000,000	45,000,000	11,000,000
Increase in capitalized software development costs	(4,096,000)	(4,745,000,000)	(5,092,000,000)	(2,746,000,000)
Cash paid for acquisition, net of cash acquired			(11,277,000,000)
Reduction in cash balances upon deconsolidation of a subsidiary	(445,000)	(515,000,000)
Payment of leasehold deposits			(74,000,000)	(21,000,000)
Proceeds from leasehold deposits			31,000,000	4,000,000
Disposal of other non-current assets	824,000	955,000,000
Others, net	241,000	278,000,000	(121,000,000)	(199,000,000)
Net cash used in investing activities	(2,410,000)	(2,793,000,000)	(15,873,000,000)	(17,550,000,000)
Cash flows from financing activities
Proceeds from borrowings			418,000,000	140,000,000
Repayment of borrowings	(145,000)	(168,000,000)	(143,000,000)	(195,000,000)
Net cash provided by (used in) financing activities	(145,000)	(168,000,000)	275,000,000	(55,000,000)
Effect of exchange rate changes on cash and cash equivalents	79,000	90,000,000	(1,000,000)	(91,000,000)
Net decrease in cash and cash equivalents	(1,460,000)	(1,692,000,000)	(7,211,000,000)	(1,835,000,000)
Cash and cash equivalents
Beginning of the year	38,085,000	44,122,000,000	51,333,000,000	53,168,000,000
End of the year	$ 36,625,000	42,430,000,000	44,122,000,000	51,333,000,000